Voluntary Product Recall (Details) - Plum [Member] - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Oct. 27, 2013	Aug. 03, 2014
Product Liability Contingency [Line Items]
Inventory recall expense	$ 16
Inventory recall expense, after tax	$ 11	$ 11
Inventory recall expense, per diluted share	$ 0.03